UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2022

LEGG MASON

SMALL-CAP QUALITY

VALUE ETF

SQLV

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Small-Cap Quality Value ETF for the six-month reporting period ended January 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

On March 3, 2022, The Board of Trustees of the Legg Mason Small-Cap Quality Value ETF approved changes to the Fund’s name, investment objective and principal investment strategies, including its 80% investment policy, to reflect the Fund’s new investment approach as an actively managed portfolio.

Therefore, effective on or about May 10, 2022 (the “Effective Date”), the Fund’s investment objective is to seek to achieve long-term growth of capital. In pursuing its new investment objective, the Fund will no longer seek to track the investment results of an underlying index and will instead be actively managed. The Fund will seek to achieve its investment objective using a proprietary quantitative investment strategy and security selection methodology created by the Fund’s investment sub-adviser, Royce & Associates, LP. In connection with these changes, the Fund will implement corresponding changes to its principal investment strategies and risks.

Accordingly, as of the Effective Date, the Fund will be renamed the Royce Quant Small-Cap Quality Value ETF, and the Fund’s 80% investment policy is revised as follows: Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowing for investment purposes, if any, in securities of small capitalization companies or other instruments with similar characteristics For more information, please the Fund’s prospectus supplement dated March 11, 2022.

II	Legg Mason Small-Cap Quality Value ETF

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

February 28, 2022

Legg Mason Small-Cap Quality Value ETF	III

Performance review

For the six months ended January 31, 2022, Legg Mason Small-Cap Quality Value ETF generated a 0.97% return on a net asset value (“NAV”)i basis and 0.81% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended January 31, 2022 based on its NAV and market price as of January 31, 2022. The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Indexiii, which returned 1.40% for the same period. The Fund’s broad-based market index, the Russell 2000 Indexiv, returned -8.41% over the same time frame. The Lipper Small-Cap Core Funds Category Averagev returned -1.55% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of January 31, 2022 (unaudited)
6 months
Legg Mason Small-Cap Quality Value ETF:
$37.90 (NAV)	0.97%*†
$37.82 (Market Price)	0.81%*‡
Royce Small-Cap Quality Value Index	1.40%
Russell 2000 Index	-8.41%
Lipper Small-Cap Core Funds Category Average	-1.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated November 29, 2021, the gross total annual fund operating expense ratio for the Fund was 0.61%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

IV	Legg Mason Small-Cap Quality Value ETF

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “SQLV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

February 28, 2022

RISKS: Equity securities are subject to market and price fluctuations. The Fund invests primarily in small-cap stocks, which may involve considerably more risk than investing in larger-cap stocks. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. If the Underlying Index is concentrated in a particular industry or industries, the Fund may focus its investments in these industries, increasing its vulnerability to market volatility. Diversification does not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason Small-Cap Quality Value ETF	V

Performance review (cont’d)

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Royce Small-Cap Quality Value Index is a proprietary index composed of small-cap stocks trading in the United States with relatively low valuations, high profitability and high debt coverage compared with the average of stocks in the investment universe.

iv

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 849 funds in the Fund’s Lipper category.

VI	Legg Mason Small-Cap Quality Value ETF

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and July 31, 2021. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
0.97%	$1,000.00	$1,009.70	0.60%	$3.04	5.00%	$1,000.00	$1,022.18	0.60%	$3.06

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Schedule of investments (unaudited)

January 31, 2022

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 5.3%
Entertainment — 0.3%
Sciplay Corp., Class A Shares	4,425	$55,313	*
Interactive Media & Services — 2.0%
Bumble Inc., Class A Shares	4,710	138,992	*
Eventbrite Inc., Class A Shares	2,892	41,442	*
Outbrain Inc.	4,412	55,680	*
TrueCar Inc.	16,366	56,299	*
Yelp Inc.	2,332	80,547	*
Total Interactive Media & Services		372,960
Media — 2.4%
Entravision Communications Corp., Class A Shares	9,941	60,243
Gray Television Inc.	5,154	107,461
Loyalty Ventures Inc.	2,727	79,928	*
Scholastic Corp.	2,319	95,125
TEGNA Inc.	6,291	121,794
Total Media		464,551
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	5,046	114,897
Total Communication Services		1,007,721
Consumer Discretionary — 16.6%
Auto Components — 0.5%
American Axle & Manufacturing Holdings Inc.	10,932	88,986	*
Distributors — 0.4%
Funko Inc., Class A Shares	4,345	75,082	*
Diversified Consumer Services — 2.7%
Grand Canyon Education Inc.	1,141	95,479	*
H&R Block Inc.	5,479	125,250
Houghton Mifflin Harcourt Co.	4,970	89,510	*
Laureate Education Inc.	8,791	111,206
Stride Inc.	2,377	83,361	*
Total Diversified Consumer Services		504,806
Hotels, Restaurants & Leisure — 1.0%
Biglari Holdings Inc., Class B Shares	488	57,828	*
Golden Entertainment Inc.	1,463	65,806	*
Red Rock Resorts Inc., Class A Shares	1,662	73,992
Total Hotels, Restaurants & Leisure		197,626
Household Durables — 1.5%
Ethan Allen Interiors Inc.	3,374	85,059
La-Z-Boy Inc.	2,569	94,308

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Household Durables — continued
Tri Pointe Homes Inc.	4,188	$99,716	*
ZAGG Inc. CVR	8,902	801	(a)(b)
Total Household Durables		279,884
Internet & Direct Marketing Retail — 1.2%
Liquidity Services Inc.	2,258	42,970	*
PetMed Express Inc.	2,506	64,730
Revolve Group Inc.	1,071	52,822	*
Shutterstock Inc.	715	69,333
Total Internet & Direct Marketing Retail		229,855
Leisure Products — 0.8%
Smith & Wesson Brands Inc.	4,243	72,470
Sturm Ruger & Co. Inc.	1,355	91,097
Total Leisure Products		163,567
Specialty Retail — 6.3%
Big 5 Sporting Goods Corp.	4,032	79,390
Buckle Inc.	2,239	84,276
Camping World Holdings Inc., Class A Shares	3,435	114,042
Cato Corp., Class A Shares	4,351	71,878
Conn’s Inc.	4,696	113,972	*
Genesco Inc.	1,378	88,647	*
Group 1 Automotive Inc.	701	119,037
Haverty Furniture Cos. Inc.	2,540	74,981
JOANN Inc.	8,145	87,070
MarineMax Inc.	1,530	72,002	*
OneWater Marine Inc., Class A Shares	1,380	71,360
Shoe Carnival Inc.	1,968	67,227
Sleep Number Corp.	1,038	74,217	*
Zumiez Inc.	1,648	74,077	*
Total Specialty Retail		1,192,176
Textiles, Apparel & Luxury Goods — 2.2%
Fossil Group Inc.	8,066	89,452	*
G-III Apparel Group Ltd	3,636	98,790	*
Kontoor Brands Inc.	1,963	96,756
Movado Group Inc.	1,852	68,654
Vera Bradley Inc.	7,027	57,551	*
Total Textiles, Apparel & Luxury Goods		411,203
Total Consumer Discretionary		3,143,185
Consumer Staples — 1.5%
Personal Products — 1.0%
BellRing Brands Inc., Class A Shares	2,732	66,551	*

See Notes to Financial Statements.

4	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Personal Products — continued
Nature’s Sunshine Products Inc.	3,104	$54,755
USANA Health Sciences Inc.	733	70,060	*
Total Personal Products		191,366
Tobacco — 0.5%
Vector Group Ltd.	7,758	86,191
Total Consumer Staples		277,557
Energy — 2.7%
Energy Equipment & Services — 0.5%
Helix Energy Solutions Group Inc.	27,926	98,579	*
Oil, Gas & Consumable Fuels — 2.2%
PDC Energy Inc.	2,138	126,719
SandRidge Energy Inc.	4,506	51,819	*
W&T Offshore, Inc.	13,999	59,916	*
World Fuel Services Corp.	6,047	170,586
Total Oil, Gas & Consumable Fuels		409,040
Total Energy		507,619
Financials — 25.6%
Banks — 9.5%
Ameris Bancorp	2,025	99,853
Blue Ridge Bankshares Inc.	2,734	49,868
Civista Bancshares Inc.	2,423	58,419
Customers Bancorp Inc.	1,353	78,880	*
Farmers National Banc Corp.	3,498	61,040
Financial Institutions Inc.	2,141	69,026
First Internet Bancorp	1,192	59,910
Hanmi Financial Corp.	3,314	89,080
HBT Financial Inc.	4,918	91,524
Heritage Financial Corp.	3,328	80,737
Hilltop Holdings Inc.	2,782	91,889
HomeStreet Inc.	1,330	64,837
Independent Bank Corp.	2,774	67,908
Macatawa Bank Corp.	6,594	59,610
Mercantile Bank Corp.	2,010	77,325
Mid Penn Bancorp Inc.	1,858	55,461
Midland States Bancorp Inc.	3,138	90,594
MidWestOne Financial Group Inc.	2,135	68,171
Northeast Bank	1,312	47,914
Northrim BanCorp Inc.	1,235	54,266
Orrstown Financial Services Inc.	2,283	56,504
South Plains Financial Inc.	2,181	63,096

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Summit Financial Group Inc.	2,192	$61,201
Umpqua Holdings Corp.	6,365	129,082
Univest Financial Corp.	2,609	78,609
Total Banks		1,804,804
Capital Markets — 5.9%
Artisan Partners Asset Management Inc., Class A Shares	2,591	111,957
B Riley Financial Inc.	1,388	85,459
Brightsphere Investment Group Inc.	2,820	60,856
Cowen Inc., Class A Shares	2,830	89,654
Diamond Hill Investment Group Inc.	370	69,098
Donnelley Financial Solutions Inc.	1,605	59,738	*
Federated Hermes Inc.	3,215	106,449
GAMCO Investors Inc., Class A Shares	2,568	57,806
Greenhill & Co. Inc.	3,117	51,992
Oppenheimer Holdings Inc., Class A Shares	1,764	74,776
Sculptor Capital Management Inc.	3,990	78,204
Trinity Capital Inc.	3,293	57,166
Victory Capital Holdings Inc., Class A Shares	2,484	81,152
Virtu Financial Inc., Class A Shares	4,472	138,319
Total Capital Markets		1,122,626
Consumer Finance — 0.6%
Enova International Inc.	2,593	104,446	*
Diversified Financial Services — 0.4%
Cannae Holdings Inc.	2,808	83,875	*
Insurance — 4.3%
CNO Financial Group Inc.	3,375	84,172
Investors Title Co.	309	61,797
Mercury General Corp.	2,384	130,309
National Western Life Group Inc., Class A Shares	448	95,814
Safety Insurance Group Inc.	1,135	93,445
Stewart Information Services Corp.	1,300	92,859
Tiptree Inc.	5,564	68,938
Unum Group	7,226	183,396
Total Insurance		810,730
Thrifts & Mortgage Finance — 4.9%
Flagstar Bancorp Inc.	3,662	165,706
FS Bancorp Inc.	1,554	51,624
Merchants Bancorp	2,607	75,994
NMI Holdings Inc., Class A Shares	4,088	101,137	*
PennyMac Financial Services Inc.	1,574	98,690

See Notes to Financial Statements.

6	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Premier Financial Corp.	2,598	$77,550
Radian Group Inc.	5,980	133,892
Southern Missouri Bancorp Inc.	1,083	59,890
Waterstone Financial Inc.	3,239	66,140
WSFS Financial Corp.	1,886	98,789
Total Thrifts & Mortgage Finance		929,412
Total Financials		4,855,893
Health Care — 17.6%
Biotechnology — 2.7%
Alector Inc.	2,843	45,090	*
AnaptysBio Inc.	1,555	49,713	*
Anika Therapeutics Inc.	1,346	42,803	*
Catalyst Pharmaceuticals Inc.	7,783	44,830	*
CytomX Therapeutics Inc.	6,017	27,678	*
Eagle Pharmaceuticals Inc.	1,141	52,418	*
Ironwood Pharmaceuticals Inc.	6,487	72,330	*
Myriad Genetics Inc.	2,865	75,321	*
Rigel Pharmaceuticals Inc.	14,118	36,142	*
Vanda Pharmaceuticals Inc.	3,806	57,699	*
Total Biotechnology		504,024
Health Care Equipment & Supplies — 6.1%
Accuray Inc.	9,430	34,420	*
AngioDynamics Inc.	2,286	49,446	*
Atrion Corp.	89	53,882
Bioventus Inc., Class A Shares	4,469	58,231	*
CONMED Corp.	614	84,474
Heska Corp.	336	46,227	*
ICU Medical Inc.	384	81,930	*
Inari Medical Inc.	558	41,047	*
Inogen Inc.	1,717	51,046	*
iRadimed Corp.	796	31,697	*
LeMaitre Vascular Inc.	1,196	50,603
Meridian Bioscience Inc.	3,394	70,765	*
Merit Medical Systems Inc.	1,270	70,422	*
Natus Medical Inc.	2,702	62,254	*
Neogen Corp.	1,618	59,008	*
NuVasive Inc.	1,543	80,251	*
Orthofix Medical Inc.	2,001	60,830	*
Semler Scientific Inc.	370	27,998	*
Surmodics Inc.	938	42,848	*

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Equipment & Supplies — continued
Utah Medical Products Inc.	434	$40,826
Varex Imaging Corp.	2,414	63,005	*
Total Health Care Equipment & Supplies		1,161,210
Health Care Providers & Services — 3.0%
Apria Inc.	3,567	133,441	*
Fulgent Genetics Inc.	941	60,102	*
National HealthCare Corp.	1,275	83,385
National Research Corp.	1,478	61,485
Select Medical Holdings Corp.	3,984	92,548
Tivity Health Inc.	2,708	68,891	*
US Physical Therapy Inc.	719	69,578
Total Health Care Providers & Services		569,430
Health Care Technology — 1.0%
Computer Programs & Systems Inc.	1,994	56,470	*
HealthStream Inc.	2,262	55,080	*
NextGen Healthcare Inc.	4,009	77,414	*
Total Health Care Technology		188,964
Life Sciences Tools & Services — 0.2%
Cytek Biosciences Inc.	2,839	41,336	*
Pharmaceuticals — 4.6%
Amphastar Pharmaceuticals Inc.	2,700	62,343	*
ANI Pharmaceuticals Inc.	1,110	44,866	*
Arvinas Inc.	1,097	78,425	*
BioDelivery Sciences International Inc.	16,743	61,279	*
Collegium Pharmaceutical Inc.	3,188	56,906	*
Corcept Therapeutics Inc.	3,691	69,280	*
Harmony Biosciences Holdings Inc.	970	34,784	*
Innoviva Inc.	4,671	74,876	*
KemPharm Inc.	4,637	33,433	*
Pacira BioSciences Inc.	1,208	75,826	*
Phibro Animal Health Corp., Class A Shares	3,733	72,047
Prestige Consumer Healthcare Inc.	1,550	87,498	*
SIGA Technologies Inc.	5,485	35,707	*
Supernus Pharmaceuticals Inc.	2,645	81,598	*
Total Pharmaceuticals		868,868
Total Health Care		3,333,832
Industrials — 15.5%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings Inc.	2,634	101,646

See Notes to Financial Statements.

8	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Aerospace & Defense — continued
Parsons Corp.	3,051	$92,903	*
Vectrus Inc.	1,691	77,803	*
Total Aerospace & Defense		272,352
Building Products — 1.2%
Apogee Enterprises Inc.	1,917	85,594
Insteel Industries Inc.	1,703	64,424
Quanex Building Products Corp.	3,382	73,694
Total Building Products		223,712
Commercial Services & Supplies — 2.1%
ABM Industries Inc.	2,621	109,269
Civeo Corp.	3,222	69,499	*
Ennis Inc.	3,761	71,196
Healthcare Services Group Inc.	5,601	101,882
Heritage-Crystal Clean Inc.	1,829	52,328	*
Total Commercial Services & Supplies		404,174
Construction & Engineering — 2.0%
Comfort Systems USA Inc.	987	88,613
Granite Construction Inc.	2,599	93,512
Infrastructure and Energy Alternatives Inc.	7,178	64,746	*
MYR Group Inc.	744	69,958	*
Sterling Construction Co. Inc.	2,694	68,454	*
Total Construction & Engineering		385,283
Electrical Equipment — 0.4%
Encore Wire Corp.	647	72,910
Machinery — 3.0%
Allison Transmission Holdings Inc.	3,242	123,164
Hillenbrand Inc.	2,226	103,464
Mueller Industries Inc.	1,751	90,457
Omega Flex Inc.	546	77,510
SPX Corp	1,450	75,661	*
Terex Corp.	2,359	98,417
Total Machinery		568,673
Marine — 0.7%
Matson Inc.	1,245	121,587
Professional Services — 2.4%
CRA International Inc.	684	58,181
Forrester Research Inc.	1,038	57,111	*
Heidrick & Struggles International Inc.	1,745	76,379
Kforce Inc.	1,084	74,438

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Professional Services — continued
ManTech International Corp., Class A Shares	1,506	$108,793
Resources Connection Inc.	4,272	74,461
Total Professional Services		449,363
Road & Rail — 0.7%
ArcBest Corp.	910	80,481
Covenant Logistics Group Inc.	2,563	55,668	*
Total Road & Rail		136,149
Trading Companies & Distributors — 1.6%
Boise Cascade Co.	1,872	131,452
NOW Inc.	10,399	92,447	*
Titan Machinery Inc.	2,261	69,639	*
Total Trading Companies & Distributors		293,538
Total Industrials		2,927,741
Information Technology — 9.0%
Communications Equipment — 1.1%
Digi International Inc.	2,442	54,554	*
Extreme Networks Inc.	4,930	62,562	*
NetScout Systems Inc.	2,876	90,738	*
Total Communications Equipment		207,854
Electronic Equipment, Instruments & Components — 3.6%
Benchmark Electronics Inc.	3,667	88,521
CTS Corp.	1,923	64,517
Kimball Electronics Inc.	3,202	63,367	*
Methode Electronics Inc.	1,938	85,330
Plexus Corp.	980	75,970	*
Sanmina Corp.	3,005	113,649	*
TTM Technologies Inc.	6,624	89,159	*
Vishay Intertechnology Inc.	5,304	109,846
Total Electronic Equipment, Instruments & Components		690,359
IT Services — 0.7%
ExlService Holdings Inc.	592	71,348	*
Hackett Group Inc.	2,955	56,559
Total IT Services		127,907
Semiconductors & Semiconductor Equipment — 0.3%
NVE Corp.	892	55,188
Software — 2.2%
CommVault Systems Inc.	1,023	69,012	*
Consensus Cloud Solutions Inc.	1,892	107,276	*
Progress Software Corp.	1,753	79,779

See Notes to Financial Statements.

10	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Software — continued
Teradata Corp.	2,037	$82,172	*
Xperi Holding Corp.	4,901	82,680
Total Software		420,919
Technology Hardware, Storage & Peripherals — 1.1%
Avid Technology Inc.	1,595	50,019	*
Xerox Holdings Corp.	7,467	157,629
Total Technology Hardware, Storage & Peripherals		207,648
Total Information Technology		1,709,875
Materials — 4.6%
Chemicals — 2.1%
AdvanSix Inc.	1,668	70,206
American Vanguard Corp.	4,110	62,349
Minerals Technologies Inc.	1,308	91,521
Rayonier Advanced Materials Inc.	14,275	88,933	*
Tredegar Corp.	8,256	97,008
Total Chemicals		410,017
Metals & Mining — 0.9%
SunCoke Energy Inc.	13,083	89,618
TimkenSteel Corp.	5,306	74,443	*
Total Metals & Mining		164,061
Paper & Forest Products — 1.6%
Glatfelter Corp.	4,727	82,061
Sylvamo Corp.	3,551	105,784	*
Verso Corp., Class A Shares	4,393	118,084
Total Paper & Forest Products		305,929
Total Materials		880,007
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
Douglas Elliman Inc.	3,879	30,101	*
Utilities — 1.3%
Electric Utilities — 0.7%
Hawaiian Electric Industries Inc.	2,963	125,928
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	568	77,367
Independent Power and Renewable Electricity Producers — 0.2%
Montauk Renewables Inc.	4,577	49,386	*
Total Utilities		252,681
Total Investments before Short-Term Investments (Cost — $18,271,682)		18,926,212

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Legg Mason Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 0.1%
Dreyfus Treasury Cash Management, Institutional Class (Cost — $24,088)	0.010%	24,088	$24,088
Total Investments — 100.0% (Cost — $18,295,770)			18,950,300
Liabilities in Excess of Other Assets — (0.0)%††			(302)
Total Net Assets — 100.0%			$18,949,998

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

See Notes to Financial Statements.

12	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2022

Assets:
Investments, at value (Cost — $18,295,770)	$18,950,300
Dividends receivable	9,627
Total Assets	18,959,927

Liabilities:
Investment management fee payable	9,929
Total Liabilities	9,929
Total Net Assets	$18,949,998

Net Assets:
Par value (Note 5)	$5
Paid-in capital in excess of par value	20,605,456
Total distributable earnings (loss)	(1,655,463)
Total Net Assets	$18,949,998

Shares Outstanding	500,000

Net Asset Value	$37.90

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended January 31, 2022

Investment Income:
Dividends	$185,478

Expenses:
Investment management fee (Note 2)	56,524
Total Expenses	56,524
Net Investment Income	128,954

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,046,890
Change in Net Unrealized Appreciation (Depreciation) From Investments	(1,101,007)
Net Loss on Investments	(54,117)
Increase in Net Assets From Operations	$74,837

See Notes to Financial Statements.

14	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2022 (unaudited) and the Year Ended July 31, 2021	2022	2021

Operations:
Net investment income	$128,954	$158,928
Net realized gain	1,046,890	4,272,828
Change in net unrealized appreciation (depreciation)	(1,101,007)	2,429,356
Increase in Net Assets From Operations	74,837	6,861,112

Distributions to Shareholders From (Note 1):
Total distributable earnings	(150,000)	(142,575)
Decrease in Net Assets From Distributions to Shareholders	(150,000)	(142,575)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (150,000 and 350,000 shares issued, respectively)	5,811,864	10,982,654
Cost of shares repurchased (100,000 and 400,000 shares repurchased, respectively)	(3,817,781)	(12,071,990)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,994,083	(1,089,336)
Increase in Net Assets	1,918,920	5,629,201

Net Assets:
Beginning of period	17,031,078	11,401,877
End of period	$18,949,998	$17,031,078

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	15

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2022[1,2]		2021[1]	2020[1]	2019[1]	2018[1]	2017[1,3]

Net asset value, beginning of period	$37.85		$22.80	$26.21	$30.06	$24.95	$25.14

Income (loss) from operations:
Net investment income (loss)	0.27		0.35	0.35	0.35	0.31	(0.00)	[4]
Net realized and unrealized gain (loss)	0.09	[5]	15.03	(3.42)	(3.77)	4.91	(0.19)
Total income (loss) from operations	0.36		15.38	(3.07)	(3.42)	5.22	(0.19)

Less distributions from:
Net investment income	(0.31)		(0.33)	(0.34)	(0.43)	(0.11)	—
Total distributions	(0.31)		(0.33)	(0.34)	(0.43)	(0.11)	—

Net asset value, end of period	$37.90		$37.85	$22.80	$26.21	$30.06	$24.95
Total return, based on NAV[6]	0.97%		67.77%	(11.71)%	(11.29)%	20.97%	(0.76)%

Net assets, end of period (000s)	$18,950		$17,031	$11,402	$10,483	$4,509	$2,495

Ratios to average net assets:
Gross expenses	0.60%[7]		0.60%	0.60%	0.60%	0.60%	0.60%[7]
Net expenses	0.60	[7]	0.60	0.60	0.60	0.60	0.60	[7]
Net investment income (loss)	1.37	[7]	1.13	1.46	1.30	1.12	(0.29)	[7]

Portfolio turnover rate[8]	48%		99%	95%	87%	80%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]	For the period July 12, 2017 (inception date) to July 31, 2017.

[4]	Amount represents less than $0.005 per share.

[5]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

16	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

In September 2021, the Fund’s Board of Trustees approved changing the Fund’s fiscal year end from July 31st to March 31st.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed,

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

18	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,142,384	—	$801	$3,143,185
Other Common Stocks	15,783,027	—	—	15,783,027
Total Long-Term Investments	18,925,411	—	801	18,926,212
Short-Term Investments†	24,088	—	—	24,088
Total Investments	$18,949,499	—	$801	$18,950,300

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management

20	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Western Asset, and Royce are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Royce monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended January 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$8,991,371
Sales	8,864,701

During the six months ended January 31, 2022, in-kind transactions (Note 5) were as follows:

Contributions	$5,802,985
Redemptions	3,787,480
Realized gain (loss)*	1,399,604

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At January 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$18,295,770	$1,569,929	$(915,399)	$654,530

4. Derivative instruments and hedging activities

During the six months ended January 31, 2022, the Fund did not invest in derivative instruments.

5. Fund share transactions

At January 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of

22	Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report

Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of July 31, 2021, the Fund had deferred capital losses of $3,132,159, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

9. Subsequent event

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Legg Mason Small-Cap Quality Value ETF 2022 Semi-Annual Report	23

Statement regarding liquidity risk management program (Unaudited)

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

24	Legg Mason Small-Cap Quality Value ETF

Legg Mason

Small-Cap Quality Value ETF

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Royce & Associates, LP

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Small-Cap Quality Value ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Small-Cap Quality Value ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF Index Disclaimers

The Royce Small-Cap Quality Value Index (the “Underlying Index”) is created and sponsored by Royce & Associates, LP (“Royce”), the subadviser to Legg Mason Small-Cap Quality Value ETF (the “Fund”). Royce is an affiliated person of Legg Mason Partners Fund Advisor, LLC, the Fund’s manager, and the Fund. The Underlying Index is the exclusive property of Royce. Legg Mason ETF Investment Trust has entered into a license agreement with Royce to use the Underlying Index at no charge. Royce has retained Solactive AG, an unaffiliated third party, to calculate the Underlying Index. Solactive AG publishes information regarding the market value of the Underlying Index.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Royce does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Royce shall not have any liability for any errors, omissions or interruptions therein. Royce makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. Royce makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Royce have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETFF436861 3/22 SR22-4362

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date: March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date: March 29, 2022

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date: March 29, 2022